Income Taxes - Deferred tax assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets:
Net operating losses	$ 4,975,559	$ 3,487,171
Tax credits	176,975	176,975
Equity compensation	1,193,450	539,274
Other - accruals	104,807
Other	11,528	130,217
Total Deferred Tax Assets	6,462,319	4,333,637
Deferred Tax Liabilities:
Capitalized internal-use software, net	(245,453)	(212,912)
Total Deferred Tax Liabilities	(245,453)	(212,912)
Net Deferred Tax Assets	6,216,866	4,120,725
Valuation allowance	(6,216,866)	(4,120,725)
Deferred Tax Assets, Net	$ 245,453	$ 212,912